Employee compensation - Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	$ 56,578	$ 75,780
Direct cost of revenues
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	3,323	6,188
General and administrative
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	18,054	19,492
Research and development
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	18,654	25,298
Sales and marketing
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	16,547	22,807
Restructuring
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	$ 0	$ 1,995